NOTE 5 - RIGHT OF USE ASSETS AND LEASE LIABILITIES: Lessee, Operating Lease, Disclosure (Tables)	Jun. 30, 2023
Lessee, Operating Lease, Disclosure

Months Ended
June 30, 2023
Lease Cost
Cash paid for amounts included in the measurement of lease liabilities for the first quarter 2022	$-
Weighted average remaining lease term – operating leases (in years)	1.58
Average discount rate – operating leases	9.8%

June 30, 2023
Operating leases
Right-of-use assets, net of amortization of $75,142	$100,623

Short-term operating lease liabilities	$(56,139)
Long-term operating lease liabilities	(47,409)
Total operating lease liabilities	$(103,547)

The following table summarizes the future undiscounted cash payments reconciled to the lease liability:

Year Ending	Operating Leases
2022 (remaining eleven months)	$-
2023	33,449
2024	69,635
2025	5,822
2026 and thereafter	-
Total lease payments	$108,906
Less: Imputed interest/present value discount	$ (5,359)
Present value of lease liabilities	$103,547

December 31, 2022
Lessee, Operating Lease, Disclosure
2023	$ 68,042
2024	$ 70,883
2025	$ 5,926
Total	$ 144,851